Cash Distributions and Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2026
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit - Schedule of Incentive Distributions Made To General Partners Or Unitholders By Distribution

There are incentive distribution rights held by Navios GP L.L.C., which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

Cash Distributions and Earnings per Unit - Distributions Paid for all quarters

The authorized quarterly cash distributions paid during the six month periods ended June 30, 2026 and 2025, as well as the quarterly cash distribution paid with respect to the quarter ended June 30, 2026 are presented below:

Date	Authorized Quarterly Cash Distribution for the three months ended	Date of record of Common and General Partnership unit Unitholders	Payment of Distribution	$/ Unit	Amount of the declared distribution
January 2025	December 31, 2024	February 10, 2025	February 13, 2025	$0.05	$1,511
April 2025	March 31, 2025	May 9, 2025	May 14, 2025	$0.05	$1,493
January 2026	December 31, 2025	February 9, 2026	February 12, 2026	$0.05	$1,461
April 2026	March 31, 2026	May 11, 2026	May 14, 2026	$0.06	$1,743
July 2026	June 30, 2026	August 10, 2026	August 13, 2026	$0.06	$1,736

Cash Distributions and Earnings per Unit - Schedule of Earnings per Unit, Basic and Diluted

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Net income	$167,919	$69,947	$274,263	$111,674
Income attributable to:
Common unitholders	$164,393	$68,478	$268,504	$109,329
Weighted average units outstanding basic
Common unitholders	28,426,340	29,233,736	28,501,957	29,404,831
Earnings per unit basic:
Common unitholders	$5.78	$2.34	$9.42	$3.72
Weighted average units outstanding diluted
Common unitholders	28,426,340	29,233,736	28,501,957	29,404,831
Earnings per unit diluted:
Common unitholders	$5.78	$2.34	$9.42	$3.72
Earnings per unit distributed basic:
Common unitholders	$0.06	$0.05	$0.12	$0.10
Earnings per unit distributed diluted:
Common unitholders	$0.06	$0.05	$0.12	$0.10